TAXATION - Deferred Tax Assets (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
TAXATION
Net operating losses	¥ 473,366,650		¥ 166,093,004
Accrued warranty costs	216,937,669		206,022,708
Provision for inventories, accounts receivable, other receivable	101,594,985		84,101,028
Timing difference for revenue recognition of retainage contract			5,797,569
Other temporary differences	40,189,249		20,366,550
Impairment for property, plant and equipment and project assets	100,859,570		24,871,785
Total deferred tax assets	932,948,123		507,252,644
Less: Valuation allowance	(217,123,698)		(136,847,274)	¥ (144,316,817)	¥ (114,620,700)
Less: Deferred tax liabilities in the same tax jurisdiction	(344,057,016)		(115,297,938)
Deferred tax assets	371,767,409	$ 58,338,419	255,107,432
Timing difference for project assets, property, plant and equipment	(375,498,775)		(308,201,462)
Timing difference for refund of countervailing duties	(144,923,075)		(134,682,972)
Other temporary differences	(6,638,295)		(1,126,697)
Total deferred tax liabilities	(527,060,145)		(444,011,131)
Less: Deferred tax assets in the same tax jurisdiction	344,057,016		115,297,938
Deferred tax liabilities	¥ (183,003,129)	$ (28,717,184)	¥ (328,713,193)